Leases (Tables)	12 Months Ended
Dec. 31, 2024
LEASES [Abstract]
Information Pertaining to Lease
Information pertaining to lease amounts recognized in the Company’s consolidated financial statements is summarized as follows:

	Year ended December 31,
	2022	2023	2024
	$	$	$

Lease cost
Operating lease cost	257,359	295,501	314,128
Short-term lease cost	24,507	23,172	38,905

	281,866	318,673	353,033

Supplemental Cash Flow Information Related to Leases

	Year ended December 31,
	2022	2023	2024
	$	$	$

Supplemental cash flow information
Operating cash flows from operating leases	228,604	292,781	315,925
ROU assets obtained in exchange for new operating lease liabilities	596,887	279,526	329,176

Weighted-Average Remaining Lease Term

	As of December 31,
	2023	2024

Weighted-average remaining lease term
Operating leases	6.15 years	6.55 years

Weighted-Average Discount Rate

	As of December 31,
	2023	2024

Weighted-average discount rate
Operating leases	8.3%	7.7%

Maturities of Lease Liabilities
Maturities of operating lease liabilities as of December 31, 2024 were as follows:

$

2025	313,516
2026	258,631
2027	190,933
2028	149,328
2029	126,578
Thereafter	396,372

Total lease payments	1,435,358
Less: imputed interest	(331,582)

Present value of lease liabilities	1,103,776